Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net revenue	$ 36,289	$ 84,589	$ 137,156	$ 342,286	$ 405,922
Operating expenses:
Cost of services	8,976	19,986	35,059	75,286	100,807
Selling, general and administrative, including stock-based and long-term incentive compensation	11,390	20,980	34,266	80,365	98,935
Radio conversion costs	825	931	0	931	0
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	17,302	32,508	52,671	130,791	160,973
Depreciation	925	1,073	2,880	7,348	8,360
Loss on goodwill impairment	0			0	214,400
Total operating expenses	39,418	75,478	124,876	294,721	583,475
Operating (loss) income	(3,129)	9,111	12,280	47,565	(177,553)
Other (income) expense:
Gain on restructuring and reorganization, net	0	(702,824)	0	(669,722)	0
Interest expense	7,474	27,112	39,077	105,081	114,550
Realized and unrealized loss, net on derivative financial instruments	0			6,804	0
Refinancing expense	0	0	5,697	5,214	5,697
Total other (income) expense	7,474	(675,712)	44,774	(552,623)	120,247
(Loss) income before income taxes	(10,603)	684,823	(32,494)	600,188	(297,800)
Income tax expense	204	438	1,346	1,775	4,039
Net (loss) income	(10,807)	684,385	(33,840)	598,413	(301,839)
Other comprehensive (loss) income:
Unrealized (loss) gain on derivative contracts, net	0	0	3,269	(940)	23,196
Total other comprehensive (loss) income, net of tax	0	0	3,269	(940)	23,196
Comprehensive (loss) income	$ (10,807)	$ 684,385	$ (30,571)	$ 597,473	$ (278,643)
Basic and diluted income per share:
Net loss (in dollars per share)	$ (0.48)	$ 0.00	$ 0.00	$ 0.00	$ 0.00